Net Asset Value Per Share (Details) - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 1,216,193,420	$ 1,166,281,735
Eagle Mid Cap Growth Collective Investment Trust; Class 1
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	5 days
Threshold percentage for written notice	20.00%	20.00%
Written notice term	5 days	5 days
MFS Mid Cap Value Fund; CT
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	5 days
Written notice term	5 days	5 days
Threshold amount for written notice	$ 1,000,000.0	$ 1,000,000.0
Fair Value Measured at Net Asset Value Per Share | Vanguard Retirement Savings Trust III
EBP, Investment, Fair Value and NAV [Line Items]
Investments	95,808,365	95,189,761
Fair Value Measured at Net Asset Value Per Share | Eagle Mid Cap Growth Collective Investment Trust; Class 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments	21,080,797	23,667,448
Fair Value Measured at Net Asset Value Per Share | JPMCB Large Cap Growth Fund; CF-A Class
EBP, Investment, Fair Value and NAV [Line Items]
Investments	114,310,250
Fair Value Measured at Net Asset Value Per Share | MFS Mid Cap Value Fund; CT
EBP, Investment, Fair Value and NAV [Line Items]
Investments	23,250,948	26,896,487
Fair Value Measured at Net Asset Value Per Share | Vanguard Institutional 500 Index Trust D
EBP, Investment, Fair Value and NAV [Line Items]
Investments	148,161,344	144,835,741
Fair Value Measured at Net Asset Value Per Share | Vanguard Institutional Total Bond Market Index Trust D
EBP, Investment, Fair Value and NAV [Line Items]
Investments	65,589,933	61,748,667
Fair Value Measured at Net Asset Value Per Share | Vanguard Institutional Total International Stock Market Index Trust D
EBP, Investment, Fair Value and NAV [Line Items]
Investments	59,827,907	51,335,160
Fair Value Measured at Net Asset Value Per Share | Target date retirement collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 450,867,007	$ 383,336,688